Provision for lawsuits and administrative proceedings	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Provision for lawsuits and administrative proceedings

24. Provision for lawsuits and administrative proceedings

	2023	2022

Tax risks	-	15,747
Civil risks	7,532	2,096
Labor risks	550	104
Total	8,082	17,947

The Company and its subsidiaries are parties to lawsuits and administrative proceedings arising from time to time in the ordinary course of operations, involving tax, civil and labor matters. Such matters are being discussed at the administrative and judicial levels, which, when applicable, are supported by judicial deposits. The provisions for probable losses arising from these matters are estimated and periodically adjusted by management, supported by external legal advisors’ opinion. There is significant uncertainty relating to the timing of any cash outflow, if any, for civil and labor risk.

a) Provision

The provision in the amount of US$15,747 as of December 31, 2022 referred to a potential legal obligation related to the increase in the contribution of certain Brazilian taxes (PIS and COFINS). The Group had a judicial deposit related to this claim, and in June 2019, Nu withdrew the lawsuit. The release of the judicial deposits in favor of the Brazilian Tax Authorities occurred in May 2023, representing final settlement of the matter with the consequent use of the provisioned amount.

Civil lawsuits are mainly related to credit card operations. Based on management’s assessment and inputs from Nu’s external legal advisors, the Group has provisioned US$7,532 (US$2,096 on December 31, 2022) considered sufficient to cover estimated losses from civil suits deemed probable.

b) Changes

Changes to provision for lawsuits and administrative proceedings are as follows:

	2023			2022			2021
	Tax	Civil	Labor	Tax	Civil	Labor	Tax	Civil	Labor

Balance at beginning of the year	15,747	2,096	104	17,081	980	21	15,995	470	4
Additions	-	13,961	627	-	1,942	100	2,240	2,204	18
Payments/Reversals	(16,646)	(8,853)	(202)	(2,341)	(857)	(18)	-	(1,644)	-
Effect of changes in exchange rates (OCI)	899	328	21	1,007	31	1	(1,154)	(50)	(1)
Balance at end of the year	-	7,532	550	15,747	2,096	104	17,081	980	21

c) Contingencies

The Group is a party to civil and labor lawsuits, involving risks classified by management and the legal advisors as possible losses, totaling approximately US$14,212 and US$12,333, respectively (US$7,128 and US$1,814 on December 31, 2022).

d) Judicial deposits

As of December 31, 2023, the total amount of judicial deposits shown as “Other assets” (note 17) is US$3,506 (US$18,864 on December 31, 2022) and is substantially attributed to the judicial deposit carried on behalf of the shareholders of Nu Invest, prior to the acquisition, due to a tax proceeding related to withholding taxes inappropriately deducted from amounts paid to employees.